Share-Based and Other Compensation Plans - Time Based Restricted Stock Units Activity (Detail) - Time Based Restricted Stock Units RSU [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of units
Outstanding, beginning of year	2,880
Granted	1,701
Vested	(814)
Forfeited	(173)
Outstanding, end of year	3,594	2,880
Weighted Average grant date fair value
Outstanding, beginning of year	$ 16.13
Granted	1.67	$ 11.64	$ 17.45
Vested	15.70
Forfeited	14.42
Outstanding, end of year	$ 9.52	$ 16.13
Weighted Average remaining contractual term
Outstanding, end of year	1 year 4 months 24 days
Aggregate intrinsic value
Outstanding, end of year	$ 9.6